Share Capital	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital

11.	SHARE CAPITAL
a)    Authorized share capital of the Company consists of an unlimited number of fully paid Class A common shares without par value.

	Number of Shares	Amount
Outstanding at December 31, 2018	391,250,203	$3,705.2
Shares issued through:
Share-based compensation plans	1,555,989	9.5
Shares repurchased and cancelled	(2,748,352)	(26.1)
Exercise of warrants	45	—
Flow-through share financing	1,132,169	5.9
Cancellation of unexchanged post-amalgamation shares	(119,237)	(1.2)
Outstanding at December 31, 2019	391,070,817	$3,693.3
Shares issued through:
Share-based compensation plans	1,653,361	10.3
Shares repurchased and cancelled (i)	(1,133,561)	(10.7)
Dividend reinvestment plan and share purchase plan (ii)	1,186,205	10.0
Outstanding at December 31, 2020	392,776,822	$3,702.9

(i) Normal Course Issuer Bid
In December 2020, the Company renewed its Normal Course Issuer Bid ("NCIB") permitting the purchase for cancellation up to 35,145,504 Common Shares, representing 10% of the Company’s public float. The Company may purchase Common Shares under the NCIB up to December 23, 2021.

During the year ended December 31, 2020, the Company repurchased and canceled 1,133,561 Common Shares at a cost of $5.5 million or $4.89 per share. The Company recognized a $10.7 million reduction in share capital, and a gain of $5.2 million recognized within deficit. In 2019, the Company repurchased and canceled 2,748,352 Common Shares at a cost of $11.4 million or $4.17 per share.

(ii) Dividend Reinvestment and Share Purchase Plan
In 2020, the Company implemented a dividend reinvestment and share purchase plan ("DRIP"). This provides shareholders the option of increasing their investment in the Company by electing to receive common shares in place of cash dividends or purchase common shares under the plan to a maximum of $20,000 per participant per fiscal year. The Company has the discretion to elect to issue such common shares at up to a 5% discount to the prevailing market price from treasury, or purchase the common shares on the open market. For the year ended December 31, 2020, the Company issued 1,186,205 shares pursuant to the DRIP, valued at $10.0 million, of which $8.3 million was issued pursuant to the share purchase plan. On November 1,
2020, the Company suspended the share purchase plan. As a result, only the dividend reinvestment plan remained active at December 31, 2020.
b) Employee long-term incentive plan and employee share purchase plan

The Company has a long-term incentive plan under which share-based compensation, including stock options, deferred share units ("DSUs"), performance share units ("PSUs"), and restricted share units ("RSUs") may be granted to directors, officers, and employees of the Company. The incentive plan was approved by shareholders in 2019. The Company also has an Employee Share Purchase Plan which enables employees to purchase Class A common shares through payroll deduction. Employees can contribute up to 10% of their annual base salary, and the Company will match 50% of the employees’ contributions. The common shares can be issued from treasury based on the volume weighted average closing price of the last five days prior to the end of the quarter. At the option of the Company, the shares may be purchased for plan participants in the open market. The maximum number of Class A common shares that may be reserved and set aside for issuance under the long-term incentive plan is 5.0% of the Class A common shares outstanding at the time of granting the award (on a non-diluted basis) inclusive of 0.8% of the issued and outstanding shares (on a non-diluted basis) specifically allocated to the employee share purchase plan.
c)    Stock options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2018	6,655,455	$7.38
Granted	965,876	6.59
Exercised	(1,555,989)	5.93
Expired	(1,600,080)	10.52
Outstanding at December 31, 2019	4,465,262	$6.59
Granted	876,425	7.66
Exercised	(1,653,361)	6.15
Expired	(211,747)	11.02
Outstanding at December 31, 2020	3,476,579	$6.80
During the year ended December 31, 2020, the weighted average share price at the date of exercise for stock options exercised was CAD $10.90 per share (for the year ended December 31, 2019 - CAD $9.66 per share).
(i) Stock options granted
During the year ended December 31, 2020, the Company granted 876,425 stock options (year ended December 31, 2019 - 965,876). The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2020	December 31, 2019
Weighted average share price at grant date (CAD$)	$7.66	$6.59
Risk-free rate	1.07% - 1.62%	1.32% - 1.68%
Expected dividend yield	1.02%	0.84%
Expected stock price volatility (based on historical volatility)	52%	54%
Expected life of option (months)	42 - 84	42 - 84
Weighted average per share fair value of stock options granted (CAD$)	$3.27	$2.95
Stock options outstanding and exercisable as at December 31, 2020:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$3.01 - $5.00	560,000	3.75	2.05	560,000	3.75
$6.01 - $7.00	1,596,265	6.57	4.71	679,852	6.57
$7.01 - $8.00	809,184	7.62	6.02	291	7.07
$8.01 - $9.00	28,571	8.63	6.16	—	—
$9.01 - $10.00	482,559	9.62	3.18	482,559	9.62
	3,476,579	$6.80	4.39	1,722,702	$6.51
d)    Other employee long-term incentives
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2020 and 2019:

	Restricted share units ("RSU")	Stock appreciation rights ("SAR")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2018	1,567,696	509,192	645,413	983,441
Granted	832,366	—	208,882	423,628
Forfeited	(305,300)	(309,566)	—	—
Settled	(427,937)	(108,319)	(165,868)	(324,916)
Outstanding units, December 31, 2019	1,666,825	91,307	688,427	1,082,153
Granted	851,453	—	176,418	475,623
Forfeited	(201,954)	(13,195)	—	(75,892)
Settled	(347,733)	(78,112)	—	(247,866)
Outstanding units, December 31, 2020	1,968,591	—	864,845	1,234,018
The settlement of LTI is either in cash or equity depending on the feature of the specific LTI plan. The settlement of DSUs are in cash, PSUs are equity or cash settled at the Company's discretion, and certain RSUs are cash settled with the remaining settled in cash or equity at the Company's discretion, depending on the year of grant.
e) Earnings per share
Basic earnings per share amounts are calculated by dividing earnings or loss for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated based on the weighted average number of common shares outstanding during the period, including the effects of dilutive common share equivalents.

	For the year ended
	December 31, 2020	December 31, 2019
Net earnings	$144.2	$96.1
Weighted average number of common shares outstanding (in thousands)	391,675	390,160
Basic earnings per share	$0.37	$0.25

Dilutive effect of potential common share equivalents (in thousands)	3,187	3,267

Diluted weighted average number of common shares outstanding (in thousands)	394,862	393,427
Diluted earnings per share	$0.37	$0.24

The following table lists the equity securities that were excluded from the computation of diluted earnings per share as the exercise price related to these securities exceeded the average market price of the Company's common shares of CAD $10.87 and CAD $7.18 in 2019.

	For the years ended December 31,
(in thousands)	2020	2019
Stock options	—	1,420
(f)    Dividends
During 2020, the Company increased its quarterly dividend payment on two occasions, increasing it from $0.01 per share to $0.02 per share with the fourth quarter dividend payment, representing a 100% increase. During the year ended December 31, 2020, the Company declared dividends totaling $25.6 million, of which $23.9 million were paid in cash (2019 - declared and paid $15.6 million dividends). The remaining $1.7 million were issued in the form of common shares pursuant to the Company's DRIP.